Fair Value Measurements (Details) (USD $)	1 Months Ended		2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2011	Jan. 31, 2011	Aug. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary of open commodity derivative contracts
Net proceeds from monetization of put options		$ 7,600,000							$ 7,625,000
Interest expense			200,000	10,039,000	2,602,000	26,595,000	5,804,000	9,949,000	2,932,000
Initial payment of premiums	2,000,000
Open commodity derivative contracts
Summary of open commodity derivative contracts
Asset Fair Market Value								3,989,000
Open commodity derivative contracts | 2013
Summary of open commodity derivative contracts
Asset Fair Market Value								1,654,000
Open commodity derivative contracts | 2014
Summary of open commodity derivative contracts
Asset Fair Market Value								956,000
Open commodity derivative contracts | 2015
Summary of open commodity derivative contracts
Asset Fair Market Value								$ 1,379,000
Commodity derivative contracts with floor price | 2013
Summary of open commodity derivative contracts
Average Daily Volume								150
Weighted-Average Floor Price								75.00
Commodity derivative contracts with cap price | 2013
Summary of open commodity derivative contracts
Average Daily Volume								150
Weighted-Average Cap Price								105.95
Commodity derivative contracts with swap price | 2013
Summary of open commodity derivative contracts
Average Daily Volume								5,000
Weighted-Average Swap Price								94.15
Commodity derivative contracts with swap price | 2014
Summary of open commodity derivative contracts
Average Daily Volume				7,950		7,950		4,950
Weighted-Average Swap Price				92.67		92.67		92.65
Commodity derivative contracts with swap price | 2015
Summary of open commodity derivative contracts
Average Daily Volume				1,300		1,300		800
Weighted-Average Swap Price				93.18		93.18		94.86